Trade Receivables (Details Narrative) (PREMA LIFE PTY. LTD) (10-K) - PREMA LIFE PTY. LTD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Allowances for trade receivables
Bad debts written off	$ 48	$ 954	$ 1,002	$ 93